RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Jan. 13, 2026
IfrsStatementLineItems [Line Items]
Shares ot units				9,120,000
Director Compensation [Member]
IfrsStatementLineItems [Line Items]
Bonus
Michael Terpin [Member] | Director Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary	61,250
Bonus
Transaction closing bonus
Securities under option granted
Shares ot units
Other compensation
Total compensation	61,250
F Daniel Siciliano [Member] | Director Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary	17,500
Bonus
Transaction closing bonus
Securities under option granted
Shares ot units
Other compensation
Total compensation	17,500
Gregory H Bailey M D [Member] | Director Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary	30,000	$ 30,000	$ 49,500
Bonus	25,000
Transaction closing bonus
Securities under option granted
Shares ot units
Other compensation
Total compensation	55,000	30,000	49,500
James Mellon [Member] | Director Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary	30,000	30,000	35,242
Bonus	25,000
Transaction closing bonus
Securities under option granted
Shares ot units
Other compensation
Total compensation	55,000	30,000	35,242
Steven Mintz [Member] | Director Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary	77,500	30,000	45,750
Bonus	25,000
Transaction closing bonus
Securities under option granted	$ 54,796	$ 113,158
Shares ot units
Other compensation
Total compensation	157,296	143,158	45,750
Jean Christophe Renondin M D [Member] | Director Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary	30,000	30,000
Bonus	25,000
Transaction closing bonus
Securities under option granted	$ 54,796	$ 96,992
Shares ot units
Other compensation
Total compensation	109,796	126,992
Justin Stebbing M D Ph D [Member] | Director Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary	30,000	30,000
Bonus	25,000
Transaction closing bonus
Securities under option granted	$ 64,760	$ 121,240
Shares ot units
Other compensation
Total compensation	119,760	151,240
Linda Kozick [Member] | Director Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary			42,000
Bonus
Transaction closing bonus
Securities under option granted
Shares ot units
Other compensation
Total compensation			42,000
Mark Simon [Member] | Director Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary			55,500
Bonus
Transaction closing bonus
Securities under option granted
Shares ot units
Other compensation
Total compensation			55,500
Mark Simon [Member] | Executive Officer Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary	661,290
Robert Glassman [Member] | Director Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary			45,258
Bonus
Transaction closing bonus
Securities under option granted
Shares ot units
Other compensation
Total compensation			45,258
Brittany Kaiser [Member] | Executive Officer Compensation [Member]
IfrsStatementLineItems [Line Items]
Bonus
Transaction closing bonus	500,000
Securities under option granted	$ 218,219
Shares ot units	149,015,000
Other compensation	$ 187,102
Total compensation	1,715,627
Enzo Villani [Member] | Executive Officer Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary	369,355
Bonus
Transaction closing bonus	500,000
Securities under option granted	$ 218,219
Shares ot units	248,359,000
Other compensation
Total compensation	1,335,933
Wes Levitt [Member] | Executive Officer Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary	219,086
Bonus
Securities under option granted
Other compensation
Total compensation	219,086
Yury Mitin [Member] | Executive Officer Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary	369,355
Bonus
Transaction closing bonus	500,000
Securities under option granted	$ 218,219
Shares ot units	99,344,000
Other compensation
Total compensation	1,186,918
Alexander Pickett [Member] | Executive Officer Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary	51,250	30,000
Bonus	25,000
Transaction closing bonus
Securities under option granted	$ 234,132	$ 145,488
Shares ot units
Other compensation	$ 39
Total compensation	310,422	175,488
Ian Walters [Member] | Executive Officer Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary		453,186	642,700
Bonus
Transaction closing bonus
Securities under option granted
Shares ot units
Other compensation	$ 152,383	$ 54,716	$ 75,185
Total compensation	152,383	507,902	717,885
Andrea Park [Member] | Executive Officer Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary	218,429	163,790
Bonus	50,000
Transaction closing bonus
Securities under option granted	$ 39,857	$ 113,158
Shares ot units
Other compensation		$ 28,659
Total compensation	308,286	305,607
Allan Shaw [Member] | Executive Officer Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary		234,500	469,000
Bonus
Transaction closing bonus
Securities under option granted
Shares ot units
Other compensation			$ 49,205
Total compensation		234,500	518,205
Robert Kramer [Member] | Executive Officer Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary		112,500	168,750
Bonus
Transaction closing bonus
Securities under option granted
Shares ot units
Other compensation		$ 6,750	$ 17,141
Total compensation		119,250	185,891
Brian Wiley [Member] | Executive Officer Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary		114,844	153,125
Bonus
Transaction closing bonus
Securities under option granted
Shares ot units
Other compensation		$ 8,627	$ 2,297
Total compensation		123,471	155,422
Justin Fairchild [Member] | Executive Officer Compensation [Member]
IfrsStatementLineItems [Line Items]
Fee and salary		20,000	270,000
Bonus
Transaction closing bonus
Securities under option granted
Shares ot units
Other compensation			$ 55,301
Total compensation		$ 20,000	$ 325,301